Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (27,654,364)	$ (16,202,972)
Adjustments for:
Amortization	179,482	135,966
Depreciation	593,277	175,098
Change in fair value of derivative liability	(5,502,688)	(8,149,812)
Write down of inventory	1,976,514
Impairment of notes receivable	309,385	891,471
Impairment of goodwill and intangibles	6,454,914	4,579,763
Write down of deposit	228,572
Finance and other costs	(34,427)	(926)
Income from government assistance		(24,148)
Share-based payments	3,311,024	3,952,595
Adjustment for profit loss	(20,138,311)	(14,642,965)
Net changes in non-cash working capital items:
Receivables	(681,838)	(596,336)
Inventory	(150,241)	(2,157,203)
Prepaids	2,958,581	(3,401,868)
Trade payables and accrued liabilities	1,661,697	(1,044,133)
Customer deposits	22,624	(213,315)
Deferred income	(21,543)	51,186
Cash used in operating activities	(16,349,031)	(22,004,634)
INVESTING ACTIVITIES
Cash paid for acquisition, net of cash received		(466,643)
Purchase of equipment	(79,713)	(212,579)
Disposal of equipment	10,755
Purchase of intangible assets	(4,684)
Purchase of investments		(623,706)
Repayment (Issuance) of notes receivable	842,297	(2,002,678)
Cash provided by (used in) investing activities	768,655	(3,305,606)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing		44,255,651
Share issue costs	(5,122)	(3,814,762)
Proceeds from issuance of common shares for warrants exercised	87,170	4,929,790
Proceeds from issuance of common shares for stock options exercised	26,875	1,014,123
Proceeds from issuance of loans		60,000
Repayment of loans	(6,746)	(48,747)
Repayment of lease liabilities	(150,275)	(128,996)
Cash provided by (used in) financing activities	(48,098)	46,267,059
Effects of exchange rate changes on cash	447,542	136,478
Change in cash	(15,628,474)	20,956,819
Cash and cash equivalents, beginning of year	23,075,713	1,982,416
Cash and cash equivalents, end of year	7,894,781	23,075,713
Cash and cash equivalents consist of the following:
Cash held in banks	7,500,607	22,729,212
Guaranteed investment certificate	394,174	346,501
Cash and cash equivalents	$ 7,894,781	$ 23,075,713